Touchstone Mid Cap Value Fund Expense Example - Touchstone Mid Cap Value Fund	Sep. 30, 2024 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 613
Expense Example, with Redemption, 3 Years	897
Expense Example, with Redemption, 5 Years	1,203
Expense Example, with Redemption, 10 Years	2,067
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	295
Expense Example, with Redemption, 3 Years	762
Expense Example, with Redemption, 5 Years	1,356
Expense Example, with Redemption, 10 Years	2,966
Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	96
Expense Example, with Redemption, 3 Years	334
Expense Example, with Redemption, 5 Years	591
Expense Example, with Redemption, 10 Years	1,326
Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	86
Expense Example, with Redemption, 3 Years	275
Expense Example, with Redemption, 5 Years	479
Expense Example, with Redemption, 10 Years	$ 1,070